Consolidated Statements of Cash Flows - Parenthetical - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Non-cash items impacting working capital		$ 210,300	$ (389,800)	$ 129,300
Capital expenditures		2,659,101	1,821,111
Advances to suppliers for property, plant and equipment classified as investing activities		(158,247)	44,308
Restricted cash	$ 2,838	2,838	2,746	3,129
Other deposits with maturity of more than three months	1,600,061	$ 1,600,061	$ 2,182,874	$ 2,186,420
Tenigal S. de R.L. de C.V.
Condensed Cash Flow Statements, Captions [Line Items]
Repayment of additional paid in capital, next three years	$ 63,000